Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents [abstract]
Cash and deposits	¥ 3,852,220	¥ 3,261,111
Cash equivalents	1,214,608	1,267,684
Cash and cash equivalents in the consolidated statements of financial position	5,066,828	4,528,795
Cash and cash equivalents included in assets held for sale	51,649
Cash and cash equivalents in the consolidated statements of cash flows	¥ 5,118,477	¥ 4,528,795	¥ 4,954,565	¥ 3,803,014